Financial Instruments - Fair Value of the Commodity Risk Management Assets and Liabilities by Classification Level (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of risk management strategy related to hedge accounting [line items]
Change in foreign exchange rates	$ 4	$ 16	$ 17
Losses recognized in other comprehensive loss	126	(8)	(141)
Total gains (losses) included in earnings (loss) before income taxes	(694)	(255)	28
Recurring fair value measurement | Level III
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity risk management assets and liabilities	(782)	159	582
Market price changes	80	(112)
Change in foreign exchange rates	12	0
Non-recurring fair value measurement | Level III
Disclosure of risk management strategy related to hedge accounting [line items]
Losses recognized in other comprehensive loss	(594)	(181)
Total gains (losses) included in earnings (loss) before income taxes	(389)	(23)
Unrealized gains (losses) included in earnings (loss) before income taxes relating to net assets held at year end	(309)	(135)
Hedge | Recurring fair value measurement | Level III
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity risk management assets and liabilities	(347)	285	573
Market price changes	(38)	(107)
Change in foreign exchange rates	17	0
Hedge | Non-recurring fair value measurement | Level III
Disclosure of risk management strategy related to hedge accounting [line items]
Losses recognized in other comprehensive loss	(594)	(181)
Total gains (losses) included in earnings (loss) before income taxes	38	107
Unrealized gains (losses) included in earnings (loss) before income taxes relating to net assets held at year end	0	0
Non-hedge | Recurring fair value measurement | Level III
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity risk management assets and liabilities	(435)	(126)	$ 9
Market price changes	118	(5)
Change in foreign exchange rates	(5)	0
Non-hedge | Non-recurring fair value measurement | Level III
Disclosure of risk management strategy related to hedge accounting [line items]
Losses recognized in other comprehensive loss	0	0
Total gains (losses) included in earnings (loss) before income taxes	(427)	(130)
Unrealized gains (losses) included in earnings (loss) before income taxes relating to net assets held at year end	(309)	(135)
Market price changes on existing contracts | Recurring fair value measurement | Level III
Disclosure of risk management strategy related to hedge accounting [line items]
Market price changes	(909)	(177)
Market price changes on existing contracts | Hedge | Recurring fair value measurement | Level III
Disclosure of risk management strategy related to hedge accounting [line items]
Market price changes	(611)	(181)
Market price changes on existing contracts | Non-hedge | Recurring fair value measurement | Level III
Disclosure of risk management strategy related to hedge accounting [line items]
Market price changes	(298)	4
Market price changes on new contracts | Recurring fair value measurement | Level III
Disclosure of risk management strategy related to hedge accounting [line items]
Market price changes	(124)	(134)
Market price changes on new contracts | Hedge | Recurring fair value measurement | Level III
Disclosure of risk management strategy related to hedge accounting [line items]
Market price changes	0	0
Market price changes on new contracts | Non-hedge | Recurring fair value measurement | Level III
Disclosure of risk management strategy related to hedge accounting [line items]
Market price changes	$ (124)	$ (134)